Fair Value Information for Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	$ 44,027	$ 51,862	$ 65,477
Revolving credit facilities	26,492
Mortgages and notes payable	1,905,706	1,894,878	1,901,411
Term Note payable			725,735
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, net	52,977	69,926	64,202
Revolving credit facilities	27,386
Mortgages and notes payable	2,069,525	2,112,670	1,889,159
Term Note payable			$ 663,429